POSTRETIREMENT BENEFITS (Tables)	12 Months Ended
Dec. 31, 2015
POSTRETIREMENT BENEFITS Disclosure [Abstract]
Postretirement plan change in benefit obligation
Changes in the benefit obligation were as follows:

	December 31, 2015			December 31, 2014
	($ in millions)			($ in millions)
Change in Benefit Obligation	U.S.	Foreign	Total	U.S.	Foreign	Total
Benefit obligation at beginning of year	$58.5	$8.7	$67.2	$59.0	$8.6	$67.6
Service cost	1.1	0.1	1.2	1.0	0.1	1.1
Interest cost	2.0	0.3	2.3	2.3	0.4	2.7
Actuarial loss (gain)	(0.7)	0.7	—	2.4	0.7	3.1
Benefits paid	(7.0)	(0.3)	(7.3)	(6.2)	(0.4)	(6.6)
Currency translation adjustments	—	(1.5)	(1.5)	—	(0.7)	(0.7)
Curtailment	—	0.1	0.1	—	—	—
Benefit obligation at end of year	$53.9	$8.1	$62.0	$58.5	$8.7	$67.2

	December 31, 2015			December 31, 2014
	($ in millions)			($ in millions)
	U.S.	Foreign	Total	U.S.	Foreign	Total
Funded status	$(53.9)	$(8.1)	$(62.0)	$(58.5)	$(8.7)	$(67.2)

Amounts recognized in consolidated balance sheet
Amounts recognized in the consolidated balance sheets consisted of:

	December 31, 2015			December 31, 2014
	($ in millions)			($ in millions)
	U.S.	Foreign	Total	U.S.	Foreign	Total
Accrued benefit in current liabilities	$(5.3)	$(0.3)	$(5.6)	$(5.2)	$(0.3)	$(5.5)
Accrued benefit in noncurrent liabilities	(48.6)	(7.8)	(56.4)	(53.3)	(8.4)	(61.7)
Accumulated other comprehensive loss	29.7	0.2	29.9	33.6	(0.4)	33.2
Net balance sheet impact	$(24.2)	$(7.9)	$(32.1)	$(24.9)	$(9.1)	$(34.0)

Components of net periodic benefit cost

	Years Ended December 31,
	2015	2014	2013
Components of Net Periodic Benefit Cost	($ in millions)
Service cost	$1.2	$1.1	$1.3
Interest cost	2.3	2.7	2.6
Amortization of prior service cost	—	(0.1)	(0.1)
Recognized actuarial loss	3.1	2.9	3.7
Curtailment	0.1	—	—
Net periodic benefit cost	$6.7	$6.6	$7.5

Included in Other Comprehensive Loss (Pretax)
Liability adjustment	$(0.1)	$3.1	$(1.9)
Amortization of prior service costs and actuarial losses	(3.2)	(2.8)	(3.6)

Schedule of actuarial assumption

	December 31,
Weighted-Average Assumptions	2015	2014	2013
Discount rate—periodic benefit cost	3.7%	4.3%	3.6%
Discount rate—benefit obligation	4.1%	3.7%	4.3%

Assumed healthcare cost trend rates
The assumed healthcare cost trend rates for pre-65 retirees were as follows:

	December 31,
	2015	2014
Healthcare cost trend rate assumed for next year	8.5%	8.5%
Rate that the cost trend rate gradually declines to	5.0%	5.0%
Year that the rate reaches the ultimate rate	2022	2021

Effects of one percent change in the assumed health care cost trend rates
 A one-percentage-point change in assumed healthcare cost trend rates would have the following effects:

	One-Percentage Point Increase	One-Percentage Point Decrease
	($ in millions)
Effect on total of service and interest costs	$0.2	$(0.2)
Effect on postretirement benefit obligation	3.1	(2.6)